                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-4760

                                  ADVISOR FUNDS
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Semiannual Report to
Shareholders

June 30, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Investment Funds	Nasdaq Symbol	CUSIP Number
NY Tax Free Money Fund Investment	BNYXX	81111R 304
Tax Free Money Fund Investment	BTXXX	81111R 205

This report must be preceded or accompanied by a current prospectus for the fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Portfolio Manager Steven H. Boyd discusses the market environment and his team's approach to managing the funds during the six-month period ended June 30, 2003.

Q: How did the funds perform over the semiannual period?

A: For the six months ended June 30, 2003, Tax Free Money Fund Investment's seven-day annualized yield declined from 0.76% to 0.32% (0.49% taxable equivalent yield). NY Tax Free Money Fund Investment's seven-day annualized yield declined from 0.72% to 0.29% (0.50% taxable-equivalent yield). In both cases, the yield changes primarily reflect the ripple effect of the Federal Reserve Board's 50 basis point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003, also had an impact on the funds' yields. This is because as securities matured, proceeds were reinvested in securities that reflected the then current level of rates, which were trending lower given the Federal Reserve Board rate cuts.

For the six-month period ended June 30, 2003, Tax Free Money Fund Investment returned 0.22% for the semiannual period, compared with the 0.40% average return of the iMoneyNet National Retail Tax Free Money Funds Average. The NY Tax Free Money Fund returned 0.21%, compared with the 0.27% average return of the iMoneyNet State Specific Retail Money Funds Average.1,2

1 iMoneyNet National Retail Tax Free Money Funds Average and the iMoneyNet State Specific Retail Money Funds Average are provided through Money Fund Report Average, a service of iMoneyNet, Inc., and are averages for categories of similar money market funds.
2 The yield quotations more closely reflect the current earnings of the fund than the total return quotations.

Q: Until June 2003, the Federal Reserve Board held interest rates steady through the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity. In March 2003, the Federal Reserve Board stated that it would not take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making." On May 6, the Federal Reserve Board again kept the targeted federal funds rate unchanged at 1.25% but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

In the months leading up to the June 2003 Federal Reserve Board meeting, the tax-free money market yield curve inverted, with short-term variable rates exceeding those of one-year fixed rates. Then, on June 25, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958. Immediately after the decision, short-term variable rates fell and one-year municipal note yields rose.

Q: What factors specific to the municipal markets had the most significant impact?

A: Municipal market yields declined during the period. Cash flow into the municipal markets remained steady, and Federal Reserve Board action offset an increase in municipal issuance. Municipal credit quality was affected during the semiannual period as municipalities across the country experienced declining revenue sources and an increase in their "fixed" costs, such as Medicaid, education and prisons. As a result of widespread budget shortfalls, we saw a sharp increase in the need for short-term cash flow issuance. For example, California issued $12 billion in revenue-anticipation warrants in June 2003 and expects to issue additional notes in the third quarter 2003 to further support cash flow needs. Other municipal borrowers came back to the market after several years of surplus had temporarily reduced the need for borrowing. Low interest rates also supported the increase in supply. The increased issuance of short-term notes did not result in significant upward pressure on one-year rates, however, as this rise in supply was offset by the Federal Reserve Board rate cut and ongoing strong demand. Even with the conclusion of active military operations in Iraq, positive returns from the US equity markets, improved corporate earnings, and the Jobs and Growth Tax Relief Reconciliation Act, investors continued their flight to the higher-quality of municipal securities. Reluctant corporate spending, growing unemployment and still sluggish economic growth continued to weigh on investor sentiment. In fact, municipal money market assets increased by approximately 5% over the semiannual period. The yield on one-year municipal notes declined by 0.31% over the semiannual period, to end at a record low 0.84% on June 30, 2003.

Tax Free Money Fund Investment
	7-day average yield	7-day compounded effective yield
June 30, 2003	.32	.32
December 31, 2002	.76	.76

The 7-day average and compounded effective yields would have been .23% had certain expenses not been reduced for the six month period ended June 30, 2003.

New York Tax Free Money Fund Investment
	7-day average yield	7-day compounded effective yield
June 30, 2003	.29	.29
December 31, 2002	.72	.72

The 7-day average and compounded effective yields would have been .27% had certain expenses not been reduced for the six month period ended June 30, 2003.

Q: In light of recent market conditions, what was your strategy in Tax Free Money Fund Investment?

A: We adjusted the Tax Free Money Fund Investment's weighted average maturity to prepare for seasonal events and the supply and demand phenomena. The fund began 2003 with a weighted average maturity of 44 days and ended the semiannual period on June 30 with a weighted average maturity of 30 days. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity in a neutral to shorter-than-the benchmark range. This was especially so in April and May, when the municipal money market yield curve inverted. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, we chose not to participate in California's June issuance sale. Net assets in the fund increased by approximately 10% during the semiannual period.

Q: What has been the strategy for the NY Tax Free Money Fund Investment?

A: As with Tax Free Money Fund Investment, we adjusted this fund's weighted average maturity to prepare for seasonal events and the supply and demand phenomena, such as tax time in April, high issuance in June, and the January and July reinvestment periods. Redemptions from tax-exempt money markets during the 2003 tax season totaled approximately 2%, the same percentage as in 2002. Given the flight to greater levels of safety benefiting US municipal markets and the relatively light season of tax redemptions, there was only a brief intra-month increase in yields during April. The fund began the year with a weighted average maturity of 34 days and ended the semiannual period with a weighted average maturity of 27 days. Net assets in the fund decreased by nearly 11% during the semiannual period.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies as we seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of June 30, 2003 (Unaudited)

NY Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
Arlington, New York, Central School District, Revenue Anticipation Note, 1.5%, 8/15/2003	3,000,000	3,001,895
Chemung County, New York, Industrial Development Agency, Civic Facilities Revenue, Arnot Ogden Medical Center, Series A, 0.95%*, 3/1/2019 (c)	740,000	740,000
Erie County, New York, Industrial Development Agency Revenue, Civic Facilities Revenue, Subordinate Adult Services, Revenue Bond, 1.1%*, 6/1/2022 (c)	5,515,000	5,515,000
Long Island Power Authority, New York, Electric System Revenue: 1.08%*, 12/1/2024	3,480,000	3,480,000
Series D, 0.9%*, 12/1/2029 (b)(c)	3,000,000	3,000,000
Sub-series 2A, 0.95%*, 5/1/2033 (c)	1,000,000	1,000,000
New York & New Jersey Port Authority, 80th Series, 5.8%, 8/1/2003 (c)	500,000	501,917
New York & New Jersey Port Authority, Revenue Notes, Series UU, 2.0%, 10/15/2003 (c)	1,200,000	1,203,372
New York City, New York, 1.08%*, 8/1/2006	1,400,000	1,400,000
New York City, New York, GO: Prerefunded, Series B, 5.75%, 8/15/2011	500,000	510,171
Series D, 0.9%*, 2/1/2022 (b)(c)	700,000	700,000
Sub-series C-5, 0.9%*, 8/1/2020 (c)	300,000	300,000
Sub-series H-4, 0.9%*, 8/1/2015 (b)(c)	1,600,000	1,600,000
Sub-series J-3, 1.05%*, 2/15/2016 (c)	1,500,000	1,500,000
New York City, New York, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 0.95%*, 3/15/2025 (b)(c)	1,300,000	1,300,000
New York City, New York, Housing Development Corp., Multi-family Rent Housing Revenue, Revenue Bond, Series A, 0.95%*, 11/15/2019 (c)	3,500,000	3,500,000
New York City, New York, Municipal Water Finance Authority, Water & Sewer Revenue, 1.0%, 8/14/2003	1,000,000	1,000,000
New York City, New York, Transitional Finance Authority Revenue, 1.01%*, 2/1/2020 (b)(c)	3,000,000	3,000,000
New York City, New York, Transitional Finance Authority Revenue, Bond Anticipation Notes, Series 2, 2.0%, 2/19/2004	1,000,000	1,005,678
New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured: Series A, 1.0%*, 2/15/2030 (c)	45,000	45,000
Series A-1, 1.0%*, 11/15/2022	950,000	950,000
New York City, New York, Transitional Finance Authority Revenue, Series A-40, 1.04%*, 11/1/2026	2,000,000	2,000,000
New York State, Dormitory Authority Revenue, Cornell University: Series A, 0.95%*, 7/1/2029	3,800,000	3,800,000
Series B, 0.95%*, 7/1/2030	5,810,000	5,810,000
New York State, Dormitory Authority Revenue, Rockerfeller University, Series A-2, 0.95%*, 7/1/2032	1,500,000	1,500,000
New York State, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Series F, Revenue Bond, 1.5%, 1/15/2004	1,600,000	1,605,296
New York State, Housing Finance Agency Services, Revenue Bond, Series D, 0.9%*, 3/15/2026 (c)	2,600,000	2,600,000
New York State, Local Government Assistance Corp., Series 4-V, 1.05%*, 4/1/2022 (b)(c)	2,500,000	2,500,000
New York State, Power Authority, Commercial Paper: 0.9%, 9/4/2003	600,000	600,000
0.95%, 8/14/2003	2,000,000	2,000,000
1.02%, 7/9/2003	3,000,000	3,000,000
New York State, Thruway Authority, General Highway and Bridge, Series 2003-4, 1.13%*, 4/1/2017	3,000,000	3,000,000
New York State, Thruway Authority, General Revenue, Bond Anticipation Notes, Series A, 1.125%, 3/25/2004	1,200,000	1,200,146
New York State, Urban Development Corp. Revenue, 1.04%*, 3/15/2028 (b)(c)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority, Revenue Bond, 1.01%*, 5/15/2010 (b)(c)	1,895,000	1,894,984
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Series R, 5.0%, 7/1/2003	1,000,000	1,000,000
New York, Metropolitan Transportation Authority, Commercial Paper, Series 1-A, 1.05%, 8/11/2003	2,000,000	2,000,000
New York, Oneida Indian Nation, 1.0%*, 10/1/2032 (c)	4,000,000	4,000,000
New York, Three Village Central School District, Brookhaven & Smithtown, Tax Anticipation Notes, 1.25%, 6/30/2004 (c)	1,000,000	1,004,420
New York, Tobacco Settlement Financing Corp., Revenue Bonds: 1.03%*, 6/1/2021 (b)(c)	2,000,000	2,000,000
1.1%*, 12/1/2007 (c)	3,125,000	3,125,000
1.12%*, 6/1/2016 (b)(c)	2,000,000	2,000,000
Otsego County, New York, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Services Corp., 1.0%*, 3/1/2025 (c)	1,000,000	1,000,000
Rockland County, New York, Revenue Anticipation Notes, 2.0%, 2/26/2004	3,000,000	3,017,465
Schenectady County, New York, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 1.05%*, 8/1/2033 (c)	1,600,000	1,600,000
Yates County, New York, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.05%*, 9/1/2015 (c)	2,685,000	2,685,000
Yonkers, New York, Industrial Development Agency, Civic Facilities Revenue, 1.05%*, 7/1/2021 (c)	1,000,000	1,000,000
Total Municipal Investments (Cost $94,195,344)		94,195,344

Money Market Funds 0.1%
BlackRock Provident Institutional New York Money Fund, 0.856%	18,487	18,487
Dreyfus New York Municipal Cash Management, 0.84%	90,731	90,731
Total Money Market Funds (Cost $109,218)		109,218
Total Investment Portfolio - 100.0% (Cost $94,304,562) (a)		94,304,562

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2003.
(a) The cost for federal income tax purposes was $94,304,562.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Security incorporates a letter of credit or line of credit from a major bank.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
Alaska 1.8%
Alaska State, Housing Financial Corporation, State Capital Project, Series A, Revenue Bond, 3.0%, 7/1/2003 (c)	3,040,000	3,040,000
California 5.5%
Alameda County, California, Series 410, 1.03%, 9/1/2021	2,000,000	2,000,000
California Gas & Electric, Department of Water Resolution Power Supply Revenue, Series C-9, 0.9%*, 5/1/2022	500,000	500,000
California, Community Finance Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004	1,200,000	1,214,280
Los Angeles, California, Department of Water & Power Waterworks Revenue, Series 755, 1.03%*, 7/1/2041 (c)	5,815,000	5,815,000
		9,529,280
Colorado 4.6%
Colorado, Educational & Cultural Facilities, 1.07%*, 5/1/2033 (b)	5,000,000	5,000,000
Colorado, Health Facilities Authority, Exempla, Inc., Series B, Revenue Bond, 1.08%*, 1/1/2033	1,000,000	1,000,000
Colorado, Regional Transit Authority, Series C, 1.0%, 9/4/2003	2,000,000	2,000,000
		8,000,000
District of Columbia 4.8%
District of Columbia, GO City Core, Series D, 0.95%*, 6/1/2029 (b) (c)	2,000,000	2,000,000
District of Columbia, 1.05%*, 3/1/2028	1,750,000	1,750,000
District of Columbia, The Washington Home, Inc., Revenue Bond, 1.05%*, 8/1/2029 (b)	4,695,000	4,695,000
		8,445,000
Florida 5.6%
Broward County, Florida, Multi Family Housing Revenue, Housing Finance Authority, Series PT-703, Revenue Bond, 1.01%*, 9/1/2026	1,600,000	1,600,000
Florida, Capital Trust Agency, Seminole Tribe Resort, Series B, 1.0%*, 10/1/2033 (b)	1,000,000	1,000,000
Florida, Multi Family Housing Revenue, Housing Finance Corp., Victoria Park, Series J-1, 1.0%*, 10/15/2032	600,000	600,000
Gulf Breeze Florida, Florida Municipal Bond Fund, Series A, 1.0%*, 3/31/2021 (b)	795,000	795,000
Highlands County, Hospital & Healthcare Revenue, Series A, 0.95%*, 11/15/2032	3,000,000	3,000,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.1%, 7/11/2003	1,000,000	1,000,000
Pinellas County, Health Facilities Authority, Pooled Hospital Loan Program, 0.95%*, 12/1/2015	100,000	100,000
St. Luci County, GO School District , 2.0%, 7/1/2004 (c)	1,730,000	1,748,029
		9,843,029
Georgia 1.9%
Fayette County, Georgia, Development Authority, Educational Facilities Revenue, Catholic School Properties, Inc., Revenue Bond, 1.0%*, 4/1/2024	100,000	100,000
Monroe County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Scherer, Series B, 1.0%*, 1/1/2020	1,615,000	1,615,000
Rockdale County, Georgia, Hospital Authority Revenue, Anticipation Certificates, Revenue Bond, 1.0%*, 10/1/2027 (b)	1,595,000	1,595,000
		3,310,000
Hawaii 2.3%
Hawaii, Department of Budget and Finance, Kahala Nui Project, Series D, 1.0%*, 11/15/2033 (b)	1,800,000	1,800,000
Honolulu, Hawaii, City & County, 1.08%, 8/7/2003	2,200,000	2,200,000
		4,000,000
Illinois 7.7%
Illinois, Education Facilities Authority, 1.08%, 8/18/2003	2,000,000	2,000,000
Illinois, Health Facility Authority Revenue, Revenue Bond, Gottlieb Health, Inc., 0.98%*, 11/15/2024	1,700,000	1,700,000
Illinois, Health Facility Authority Revenue, Revenue Bond, Gottlieb Health, Inc., 0.98%*, 11/15/2025	1,860,000	1,860,000
Illinois, State GO, 2.0%, 1/15/2004	5,000,000	5,028,078
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, Series A-23, 1.08%*, 7/1/2030 (b) (c)	500,000	500,000
Kankakee, Unipair Foundation, Inc. Project, 1.06%*, 5/1/2021 (b)	2,370,000	2,370,000
		13,458,078
Indiana 1.7%
Indiana, Special Assessment Revenue, Series A, 2.0%, 1/27/2004	1,800,000	1,809,210
Indianapolis, Indiana, Industrial Economic Development Revenue, Jewish Federation Campus, 1.0%*, 4/1/2005	1,220,000	1,220,000
		3,029,210
Iowa 2.5%
Iowa Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, Revenue Bond, 1.0%*, 7/1/2015	1,000,000	1,000,000
Iowa Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, Revenue Bond, 1.0%*, 1/1/2028	1,930,000	1,930,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 1.0%*, 2/1/2023 (b)	1,500,000	1,500,000
		4,430,000
Kentucky 1.8%
Somerset, Kentucky, Blakley Family YMCA, Inc., Revenue Bond, 1.05%*, 4/1/2015 (b)	3,170,000	3,170,000
Louisiana 0.5%
Louisiana, Offshore Term Authority Port Revenue, Loop LLC Project, Series A, 1.0%*, 9/1/2014 (b)	800,000	800,000
Maine 0.8%
Maine, State GO, Tax Anticipation Notes, 1.75%, 6/30/2004	1,425,000	1,438,381
Maryland 1.8%
Maryland, State Economic Development Corp., Student Housing Revenue, Baltimore County Project, 1.0%*, 11/1/2031 (b)	3,200,000	3,200,000
Massachusetts 3.0%
Marblehead, Massachusetts, GO Unlimited Notes, Bond Anticipation Notes, 2.25%, 8/21/2003	350,000	350,429
Marblehead, Massachusetts, GO Unlimited Notes, Bond Anticipation Notes, 2.35%, 8/21/2003	2,000,000	2,002,729
Massachusetts State, Development Finance Agency, North Shore YMCA Project, Revenue Bond, 1.1%*, 11/1/2022 (b)	2,960,000	2,960,000
		5,313,158
Michigan 3.3%
Detroit, City School District , 1.03%*, 5/1/2023	1,000,000	1,000,000
Detroit, City, School District, 1.06%*, 5/1/2017 (b) (c)	700,000	700,000
Kentwood, Michigan Public Schools, Series A, 1.12%*, 5/1/2020 (b) (c)	3,195,000	3,195,000
Oakland University, Michigan, Revenue Bond, 1.05%*, 3/1/2031 (b) (c)	875,000	875,000
		5,770,000
Minnesota 2.6%
Minnesota, Rochester Mayo Foundation, 1.0%, 7/14/2003	2,000,000	2,000,000
Minnesota, Rochester Mayo Foundation, 1.05%, 7/14/2003	2,500,000	2,500,000
		4,500,000
Missouri 0.1%
Missouri State, Health Educational Facility Authority, Health Facilities Revenue, Demand-Barnes Hospital Project, Revenue Bond, 0.95%*, 12/1/2015	200,000	200,000
Nevada 0.6%
Clark County, Nevada, Airport Revenue, Series C, 0.9%*, 7/1/2029 (b) (c)	1,000,000	1,000,000
New York 11.3%
Arlington, New York, GO Unlimited Notes School District, Revenue Anticipation Notes, 1.5%, 8/15/2003	4,800,000	4,803,032
Long Island, New York, Electric Revenue, Power Authority Electrical System, Series 3B, 0.95%*, 5/1/2033 (b)	100,000	100,000
New York, New York, City Transitional Finance Authority, Anticipation Notes, Series 2, 2.0%, 2/19/2004	1,000,000	1,005,678
New York State, Dormitory Authority Revenue, Cornell University, Series B, 1.0%*, 7/1/2025	600,000	600,000
New York, Tobacco Settlement Financing Corp. Series 1894, 1.12%*, 6/1/2012	3,520,000	3,520,000
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series II-R 2013, 1.01%*, 11/15/2021 (b) (c)	300,000	300,000
New York, Transportation/Tolls Revenue,Throughway Authority, Series 2003-4, 1.13%*, 4/1/2017	2,000,000	2,000,000
New York City Municipal Water Financial Authority, 1.0%, 8/14/2003	2,500,000	2,500,000
New York State, GO Environmental Qualified Authority, Series 1997 A, 1.05%, 7/23/2003	5,000,000	5,000,000
		19,828,710
North Carolina 1.1%
North Carolina, Medical Care Community Health Care Facilities Revenue, Grace Hospital, Inc. Project, Revenue Bond, 1.0%*, 10/1/2025 (b)	2,000,000	2,000,000
Ohio 2.3%
Hunron County, Ohio, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.02%*, 12/1/2027 (b)	1,000,000	1,000,000
Summit County, Ohio, Western Reserve Academy Project, Revenue Bond, 1.05%*, 10/1/2027 (b)	3,000,000	3,000,000
		4,000,000
Oklahoma 1.1%
Paine County, Oklahoma, Economic Development Authority, Student Housing Revenue, Oklahoma State University Phase III Project, Revenue Bond, 1.02%*, 6/1/2032	2,000,000	2,000,000
Pennsylvania 6.2%
Delaware River, Airport Revenue, Port Authority PA and NJ Revenue, Series 396, 0.96%*, 1/1/2019 (b) (c)	1,760,000	1,760,000
Delaware Valley, Regional Finance Authority Local Government Revenue, Series 784, 1.03%*, 7/1/2026 (b) (c)	2,000,000	2,000,000
Latrobe, Pennsylvania, Industrial Development Authority Revenue, 1.05%*, 6/1/2033 (b)	2,500,000	2,500,000
Lehigh County, Pennsylvania, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp. , 1.2%*, 6/1/2014 (b)	400,000	400,000
Manheim Township, Pennsylvania, GO School District, 1.05%*, 6/1/2016 (b) (c)	3,000,000	3,000,000
Pennsylvania, State Public School Building Authority, College Revenue, Northhampton County Area, 1.75%, 4/1/2004 (c)	500,000	502,990
Pennsylvania, Higher Education Facilities Authority, College & University Revenue, 6.0%, 11/1/2003	700,000	711,513
		10,874,503
Puerto Rico 1.0%
Puerto Rico, GO Unlimited, Series D, 1.03%*, 7/1/2020 (c)	1,800,000	1,800,000
South Carolina 2.3%
South Carolina, Jobs Economic Development Authority, Baptist Ministries, Inc., Revenue Bond, 1.0%*, 7/1/2020	1,455,000	1,455,000
South Carolina, Jobs Economic Development Authority, Heathwood Hall Episcopal, Revenue Bond, 1.0%*, 8/1/2029	1,500,000	1,500,000
South Carolina, Jobs Economic Development Authority, Sisters of Charity Hospital, Revenue Bond, 1.03%*, 11/1/2032 (b)	1,000,000	1,000,000
		3,955,000
Tennessee 2.2%
Blount County, Tennessee, Public Building Authority, Local Government Public Improvements, Series A-6C, Revenue Bond, 1.01%*, 6/1/2022 (b) (c)	2,500,000	2,500,000
Memphis, Tennessee, GO Unlimited, Series A, 1.0%*, 8/1/2003 (b)	1,400,000	1,400,000
		3,900,000
Texas 14.7%
Corpus Christi, Texas, Electric Revenue, Utility System, 1.06%, 7/15/2020	2,330,000	2,330,000
Houston, Texas, Airport Systems Revenue, 1.06%, 7/1/2032	1,735,000	1,735,000
Houston, Texas, Water and Sewer Authority, Series A, 1.05%, 7/9/2003	2,000,000	2,000,000
Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 0.9%*, 10/1/2029 (b)	500,000	500,000
Texas State, Tax and Revenue Anticipation Notes, 2.75%, 8/29/2003	3,900,000	3,908,526
Texas, GO State, 0.95%, 8/14/2003	3,000,000	3,000,000
Texas, Higher Education Revenue, University of Texas, 1.03%, 5/15/2019 (b)	3,000,000	3,000,000
Texas, Project Revenue, Lower Colorado River Authority, Series 2003-3, 1.18%, 5/15/2016	3,170,000	3,170,000
Texas, Securities Trust Certificates, Series 9056, 1.1%*, 7/21/2010 (b) (c)	5,990,000	5,990,000
		25,633,526
Virginia 0.7%
Virginia, Development Authority, Residential Care Facilities Revenue, Westminster Canterbury, Series B, 1.0%*, 11/1/2006	1,260,000	1,260,000
West Virginia 0.6%
Monongalia County, West Virginia, Building Community Hospital Revenue, Monongalia General Hospital, Series A, 1.15%*, 7/1/2017	1,000,000	1,000,000
Wisconsin 3.4%
Wisconsin Transportation Authority, 1.1%, 7/7/2003	6,000,000	6,000,000
Wyoming 0.1%
Platte County, Wyoming, Poll Control Revenue, Series B, 1.1%*, 7/1/2014	100,000	100,000
Total Municipal Investments (Cost $174,827,875)		174,827,875

Money Market Funds 0.1%
BlackRock Provident Institutional MuniFund Portfolio, 0.881%	5,572	5,572
Dreyfus Tax Exempt Cash Management, 0.89%	100,781	100,782
Total Money Market (Cost $106,354)		106,354
Total Investment Portfolio - 100.0% (Cost $174,934,229) (a)		174,934,229

* Variable Rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2003.
(a) The cost for federal income tax purposes was $174,934,229.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Investments in securities, at amortized cost	$ 94,304,562	$ 174,934,229
Cash	162,806	596,218
Receivable for investments sold	8,140,000	9,910,000
Interest receivable	189,912	504,853
Receivable for Fund shares sold	-	12,702,787
Other assets	3,371	-
Total assets	102,800,651	198,648,087
Liabilities
Payable for investments purchased	2,609,716	3,155,651
Dividends payable	17,983	33,905
Payable for Fund shares redeemed	-	12,599,461
Advisory fee payable	6,970	17,777
Administration and service fees payable	51,135	94,578
Other accrued expenses and payables	48,759	19,676
Total liabilities	2,734,563	15,921,048
Net assets, at value	$ 100,066,088	$ 182,727,039
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(79)	(102)
Accumulated net realized gain (loss)	13,935	(21,976)
Paid-in capital	100,052,232	182,749,117
Net assets, at value	$ 100,066,088	$ 182,727,039
Net Asset Value
Net assets applicable to shares outstanding	$ 100,066,088	$ 182,727,039
Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	100,076,139	182,751,884
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Income: Interest	$ 631,633	$ 1,021,806
Expenses: Administration and service fees	325,876	517,946
Advisory fee	81,468	129,486
Auditing	5,382	8,932
Legal	2,054	4,667
Trustees' fees and expenses	2,692	2,746
Reports to shareholders	15,466	4,154
Registration fees	15,425	5,829
Other	4,350	2,183
Total expenses, before expense reductions	452,713	675,943
Expense reductions	(45,355)	(28,510)
Total expenses, after expense reductions	407,358	647,433
Net investment income	224,275	374,373
Net realized gain (loss) on investment transactions	1,368	8,716
Net increase (decrease) in net assets resulting from operations	$ 225,643	$ 383,089

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - NY Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 224,275	$ 719,666
Net realized gain (loss) on investment transactions	1,368	23,104
Net increase (decrease) in net assets resulting from operations	225,643	742,770
Distributions to shareholders from: Net investment income	(224,354)	(719,439)
Fund share transactions: Proceeds from shares sold	196,389,189	426,152,132
Reinvestment of distributions	73,831	180,618
Cost of shares redeemed	(208,935,712)	(423,557,497)
Net increase (decrease) in net assets from Fund share transactions	(12,472,692)	2,775,253
Increase (decrease) in net assets	(12,471,403)	2,798,584
Net assets at beginning of period	112,537,491	109,738,907
Net assets at end of period (including accumulated distributions in excess of net investment income of $79 at June 30, 2003)	$ 100,066,088	$ 112,537,491
Other Information
Shares outstanding at beginning of period	112,548,831	109,773,578
Shares sold	196,389,189	426,152,132
Shares issued to shareholders in reinvestment of distributions	73,831	180,618
Shares redeemed	(208,935,712)	(423,557,497)
Net increase (decrease) in Fund shares	(12,472,692)	2,775,253
Shares outstanding at end of period	100,076,139	112,548,831

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 374,373	$ 1,220,186
Net realized gain (loss) on investment transactions	8,716	(828)
Net increase (decrease) in net assets resulting from operations	383,089	1,219,358
Distributions to shareholders from: Net investment income	(374,475)	(1,219,936)
Fund share transactions: Proceeds from shares sold	519,782,125	1,059,169,617
Reinvestment of distributions	91,852	143,725
Cost of shares redeemed	(503,020,378)	(1,057,070,961)
Net increase (decrease) in net assets from Fund share transactions	16,853,599	2,242,381
Increase (decrease) in net assets	16,862,213	2,241,803
Net assets at beginning of period	165,864,826	163,623,023
Net assets at end of period (including accumulated distributions in excess of net investment income of $102 at June 30, 2003)	$ 182,727,039	$ 165,864,826
Other Information
Shares outstanding at beginning of period	165,898,285	163,655,904
Shares sold	519,782,125	1,059,169,617
Shares issued to shareholders in reinvestment of distributions	91,852	143,725
Shares redeemed	(503,020,378)	(1,057,070,961)
Net increase (decrease) in Fund shares	16,853,599	2,242,381
Shares outstanding at end of period	182,751,884	165,898,285

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2003[a]	2002	2001[b]	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.002	.006	.02	.03	.02	.03
Net realized and unrealized gain (loss) on investment transactions[c]	-	-	-	-	-	-
Total from investment operations	.002	.006	.02	.03	.02	.03
Less distributions from: Net investment income	(.002)	(.006)	(.02)	(.03)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.21**	.65	1.89	3.23	2.41	2.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	113	110	86	74	78
Ratio of expenses before expense reductions (%)	.83*	.82	.80	.86	.84	.85
Ratio of expenses after expense reductions (%)	.75*	.75	.75	.75	.75	.75
Ratio of net investment income (%)	.41*	.65	1.86	3.19	2.37	2.63
[a] For the six months ended June 30, 2003 (Unaudited).
[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.
[c] Amount is less than $.0005 per share.
* Annualized
** Not annualized

Tax Free Money Fund Investment

Years Ended December 31,	2003[a]	2002	2001[b]	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.002	.007	.02	.03	.02	.03
Net realized and unrealized gain (loss) on investment transactions[c]	-	-	-	-	-	-
Total from investment operations	.002	.007	.02	.03	.02	.03
Less distributions from: Net investment income	(.002)	(.007)	(.02)	(.03)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.22**	.72	2.08	3.35	2.54	2.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	183	166	164	222	128	201
Ratio of expenses before expense reductions (%)	.78*	.80	.79	.82	.80	.83
Ratio of expenses after expense reductions (%)	.75*	.75	.75	.75	.75	.75
Ratio of net investment income (loss) (%)	.43*	.72	2.11	3.30	2.50	2.71
[a] For the six months ended June 30, 2003 (Unaudited).
[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the Tax Free Money Portfolio for the respective periods.
[c] Amount is less than $.005 per share.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (formerly BT Investment Funds) (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a "Fund," and collectively, the "Funds") are two of the funds the Trust offers to investors.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At December 31, 2002 the Tax Free Money Fund Investment had a net tax basis capital loss carryforward of approximately $24,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2004 ($100), December 31, 2005 ($5,700), December 31, 2007 ($5,500) and December 31, 2008 ($12,700), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Tax Free Money Fund Investment incurred approximately $6,800 of net realized losses. As permitted by tax regulations, the Tax Free Money Fund Investment intends to elect to defer these losses and treat them as arising in the year ending December 31, 2003.

D. Distributions of Income

All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2002, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Undistributed tax-exempt income	$ 78	$ 101
Undistributed taxable income	$ 12,567	$ -
Capital loss carryforwards	$ -	$ (24,000)

In addition, during the year ended December 31, 2002, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

NY Tax Free Money Fund Investment	2002
Distributions from tax-exempt income	$ 719,439
Tax Free Money Fund Investment
Distributions from tax-exempt income	$ 1,219,936

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

E. Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Fund and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to 0.75% of the average daily net assets of each Fund. Accordingly, for the six months ended June 30, 2003 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory Fee	Amount Waived	Effective Rate
NY Tax Free Money Fund Investment	$ 81,468	$ 45,355.07%
Tax Free Money Fund Investment	$ 129,486	$ 28,510.12%

ICCC serves as Administrator and receives a fee ("Administration and service fee") based on each Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%.

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is each Fund's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as the Funds' custodian.

Certain officers and a Trustee of the Funds are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities. The Funds pay each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Line of Credit Agreement

Prior to April 11, 2003, the Funds and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Funds entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 5 percent of their net assets under the agreement.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche New York Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche New York Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Tax Free Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ---------------------------